Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Total borrowings	$ 2,927	$ 2,835
Deferred debt issue costs	(40)	0
Net borrowings	2,887	2,835
Lease liabilities	213	165
Within one year
Financial liabilities
Total borrowings	56	42
Lease liabilities	50	37
Total borrowings	152	200
Derivative financial instruments	10	12
Trade payables	1,204	768
Between one and two years
Financial liabilities
Total borrowings	55	46
Total borrowings	242	359
Derivative financial instruments	2	2
Between two and five years
Financial liabilities
Total borrowings	59	2,055
Total borrowings	243	2,345
Later than one year and not later than five years
Financial liabilities
Lease liabilities	127	78
2026
Financial liabilities
Total borrowings	2,757	692
Lease liabilities	36	50
Total borrowings	2,973	$ 718
2026 | Senior Secured Notes and Senior Notes
Financial liabilities
Total borrowings	$ 2,726